5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2018
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

		Portugal			Kosovo		Germany	Others	Total
	Alvito	Alvalade	Covas	Others	Slivovo	Others

Exploration and evaluation assets
Acquisition costs
As of January 1, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Addition during the period	-	-	-	-	-	-	-	-	-
As of December 31, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2018
Concession fees and taxes	$ 30,425	$ 46,595	$ -	$ 861	$ -	$ 1,622	$ -	$ -	$ 79,503
Depreciation	-	10,058	-	13,738	-	-	-	-	23,796
Drilling	472,513	485,935	-	-	-	-	-	-	958,448
Geological salaries and consulting	459,193	182,622	4,930	113,737	-	70,432	-	-	830,914
Geology work	-	-	-	-	-	-	-	15,592	15,592
Insurance	1,240	1,811	-	2,279	-	-	-	-	5,330
Legal and accounting	-	226	-	239	-	215	-	-	680
Office and administrative fees	5,400	35,292	839	22,755	-	1,676	-	4,313	70,275
Rent	66,513	62,112	3,107	51,433	-	14,125	-	138	197,428
Site costs	25,777	17,587	550	16,419	-	697	-	-	61,030
Travel	18,418	5,981	3,472	3,823	-	1,041	-	555	33,290
Reimbursements from optionee	(1,079,479)	(32,371)	(12,898)	(64,904)	-	-	-	-	(1,189,652)
	$ -	$ 815,848	$ -	$ 160,380	$ -	$ 89,808	$ -	$ 20,598	$ 1,086,634

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	132,478	311,861	197,339	348,359	9,998	203,411	4	-	1,203,450
Depreciation	5,515	10,058	-	89,331	-	-	-	-	104,904
Drilling	472,513	485,935	-	-	1,180,217	-	-	-	2,138,665
Geological salaries and consulting	1,565,418	6,387,427	2,094,650	2,589,743	119,801	678,023	12,359	-	13,447,421
Geology work	-	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,561	20,418	10,550	32,694	14,604	14,790	-	-	98,617
Legal and accounting	158	522	130	937	58,158	13,715	-	-	73,620
Office and administrative fees	37,320	235,465	26,160	207,454	80,149	100,368	5,255	63,191	755,362
Rent	179,602	492,391	52,175	343,609	28,694	81,364	-	20,560	1,198,395
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	70,295	178,714	58,205	113,990	185,074	194,297	-	8,865	809,440
Travel	75,516	231,701	60,210	111,419	60,107	22,414	-	15,326	576,693
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,402,160)	(2,433,097)	(308,385)	(2,834,986)	(45,158)	-	-	(15,173,130)
	$ 395,032	$ 952,332	$ 66,322	$ 3,561,528	$ 149,944	$1,731,675	$ 252,083	$ 248,848	$ 7,357,764

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others

Exploration and evaluation assets
Acquisition costs
As of January 1, 2017	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Write-down of property during the year	-	(71,289)	-	-	-	-	-	-	(71,289)
As of December 31, 2017	$ 167,920	$ -	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2017
Assaying	$ -	$ -	$ -	$ -	$ -	$ 34,110	$ -	$ -	$ 34,110
Concession fees and taxes	44,290	-	18,574	11,839	-	3,088	-	-	77,791
Depreciation	-	-	-	21,520	-	-	-	-	21,520
Drilling	-	-	-	-	-	-	-	-	-
Geological salaries and consulting	98,544	98,520	527,082	278,198	-	73,176	-	-	1,075,520
Geology work	-	-	-	-	-	-	29,621	42,664	72,285
Insurance	347	-	814	5,090	-	-	-	-	6,251
Legal and accounting	-	-	16	155	-	13,500	-	-	13,671
Office and administrative fees	6,333	1,170	6,397	25,524	-	82,182	-	16,717	138,323
Rent	68,617	8,790	56,798	61,410	-	18,906	-	5,764	220,285
Report	-	-	-	-	-	-	-	-	-
Site costs	2,474	552	19,811	8,848	-	3,625	-	1,392	36,702
Travel	2,067	450	25,606	5,692	-	6,976	-	5,564	46,355
Trenching and road work	-	-	-	-	-	-	-	-	-
Reimbursements from optionee	(5,259)	(109,482)	(655,098)	(10,356)	-	-	-	-	(780,195)
	$ 217,413	$ -	$ -	$ 407,920	$ -	$ 235,563	$ 29,621	$ 72,101	$ 962,618

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	265,266	197,339	102,053	347,498	9,998	201,789	4	-	1,123,947
Depreciation	-	-	5,515	75,593	-	-	-	-	81,108
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,204,805	2,089,720	1,106,225	2,476,006	119,801	607,591	12,359	-	12,616,507
Geology work	-	-	-	32,377	891,582	402,515	223,619	125,314	1,675,407
Insurance	18,607	10,550	4,321	30,415	14,604	14,790	-	-	93,287
Legal and accounting	296	130	158	698	58,158	13,500	-	-	72,940
Office and administrative fees	200,173	25,321	31,920	184,699	80,149	98,692	5,255	58,878	685,087
Rent	430,279	49,068	113,089	292,176	28,694	67,239	-	20,422	1,000,967
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	161,127	57,655	44,518	97,571	185,074	193,600	-	8,865	748,410
Travel	225,720	56,738	57,098	107,596	60,107	21,373	-	14,771	543,403
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,369,789)	(2,420,199)	(1,069,865)	(243,481)	(2,834,986)	(45,158)	-	-	(13,983,478)
	$ 136,484	$ 66,322	$ 395,032	$ 3,401,148	$ 149,944	$1,641,867	$ 252,083	$ 228,250	$ 6,271,130

Portugal

The Company, through its 100% holding in MAEPA Empreendimentos Mineiros e Participacoes Lda (“MAEPA”), holds four exploration licenses in Portugal, spread from the north to the south in the country. The licenses have been issued to MAEPA by the government of Portugal, and relate to the following named properties:

•        Alvito

•        Alvalade

•        Marateca

•        Mertola

•        Covas (dropped in 2018)

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvito:

Callinan Royalties Corporation (“Callinan”) (now Altius Minerals Corporation) has a 1.5% NSR royalty on the Alvito property.

On April 5, 2017, the Company signed an earn-in option agreement with Australia-based OZ Exploration Pty. Ltd. (“OZE”), a wholly-owned subsidiary of OZ Minerals Limited (“OZM”), to explore on the Alvito iron oxide, copper-gold (“IOCG”) project located in southern Portugal.  The agreement allows for OZE to earn up to a total 75% interest in the project by spending AUS $4,000,000 over approximately 2½ years under the following terms:

•     For OZE to earn a 51% interest in year 1:  Fund AUS$1,000,000 in exploration expenditures (subsequently amended to OZE must spend a minimum of AUS$1,000,000 on or before July 5, 2018 - spent);

•     For OZE to earn a further 24% interest (total of 75% interest) by September 30, 2019:  Fund a further AUS$3,000,000 in exploration expenditures; and

•     The Company will be the operator during the first earn-in stage with active technical support and oversight from OZE’s experienced IOCG team.

On October 5, 2018, OZE terminated the agreement.

Since inception of the agreement and to December 31, 2018, OZE had forwarded a total of $1,725,209 (€1,130,000) for the Alvito property. The Company incurred an additional amount of $9,368 (€6,000) as of December 31, 2018 which was subsequently reimbursed by OZE.

Alvalade:

In June 2017, the Company recovered 100% ownership of the Alvalade project by forgiving certain debts, assuming a deposit on the project and making future payments to its initial partner upon meeting certain milestones.

On December 7, 2017, the Company signed an exclusivity agreement with a subsidiary of an international mining company, allowing it a right to negotiate the acquisition of an interest in the Alavade property, the Marateca property and the Mertola property for non-refundable payments of €25,000 in respect of each property for a total of €75,000.  Such amount was received in December 2017 and was used to offset the expenditures incurred in fiscal 2018.

Covas:

Blackheath Resources Inc. (“Blackheath”) has earned a 75% interest in the Covas property by spending a cumulative €1,320,000 and per the May 7, 2014 amended Joint Venture agreement, Blackheath can earn further interests, as noted below:

•        To earn a further 5% of the JV (for an aggregate total of 80%), Blackheath must fund €498,000 on exploration by March 20, 2016. [Not completed.]

•        To earn a further 5% of the JV (for an aggregate total of 85%), Blackheath must fund €833,000 on exploration by March 20, 2017. [Not completed.]

Since inception of the agreement and to December 31, 2018, Blackheath had forwarded a total of $2,399,242 (€1,733,612) for the Covas property. The Company incurred an additional amount of $33,855 (€21,684) as of December 31, 2018 which will be reimbursed by Blackheath.

In March 2018, Blackheath terminated the agreement and the Company wrote off $71,289 as of December 31, 2017 and has let the Covas license lapse.

Others including Marateca and Mertola:

On December 7, 2017, the Company signed an exclusivity agreement with the Funding Partner and On March 5, 2018, the Company signed a non-binding letter of intent (the “LOI”) with the Funding Partner. See Note 5 under “Alvalade”.

The LOI sets out the general terms and conditions that are proposed to be included in a definitive agreement (the “DA”). Until the DA is signed and each party has obtained the required approvals, there are no legally binding obligations on either party. Given that the Funding Partner has not moved forward on the proposed transactions, management considers the LOI to have lapsed.

Kosovo

The Company, through its 100% holding in Innomatik, held one exploration license in Kosovo:

•        Metovit

The Metovit license was issued in 2015 and carries certain work commitments and a 5% NSR payable to the government of Kosovo. This license expired on June 10, 2018 and the Company is currently in the process of renewing it. There are no acquisition costs associated with this license.

Slivovo license:

Byrnecut International Limited (“Byrnecut”) has earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company had set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. If a party’s interest in Peshter Mining has been diluted to 10% or less, the diluted party’s interest in Peshter Mining will be converted into a 2% Net Smelter Return.

As of December 31, 2018, Byrnecut spent over €3,883,421 in Peshter Mining, diluting the Company’s interest in Peshter Mining to 10.29%.

Germany

The Company has earned an 85% interest in the Oelsnitz property under its agreement with Beak Consultants GmbH (“Beak”) by spending €140,000.  There is no royalty attached to the property. The Company is working with Beak to set up a joint-venture entity. As of December 31, 2018, the Company had spent $252,083 (€192,576) on the Oelsnitz property.

	December 31, 2018	December 31, 2017

Restricted cash & Funds held for optionees
Alvito - OZE	$ -	$ 70,635
Alvalade, Marateca and Mertola - Funding Partner	-	97,275
	$ -	$ 167,910

Due from optionees
Covas - Blackheath	$ 33,855	$ 28,557
Alvito - OZE	9,368	-
	$ 43,223	$ 28,557